Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Details)	Dec. 31, 2024
Land use right [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	50 years
Estimated useful lives year, Software	50 years
License [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	20 years
Estimated useful lives year, Software	20 years
Long-term contract [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	9 years 3 months
Estimated useful lives year, Software	9 years 3 months
Minimum [Member] | Software [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	18 months
Estimated useful lives year, Software	18 months
Minimum [Member] | Non-patent technology [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	1 year
Estimated useful lives year, Software	1 year
Minimum [Member] | Patents [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	2 years
Estimated useful lives year, Software	2 years
Maximum [Member] | Software [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	65 months
Estimated useful lives year, Software	65 months
Maximum [Member] | Non-patent technology [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	10 years
Estimated useful lives year, Software	10 years
Maximum [Member] | Patents [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	10 years
Estimated useful lives year, Software	10 years